AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 20, 2018

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 138	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 142	/X/

 THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)
/X/ On August 20, 2018 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 133 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate July 21, 2018 as the new effective date for the Registration Statement of the BNP Paribas AM U.S. Inflation-Linked Bond Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund III (the “Trust”), filed in Post-Effective Amendment No. 126 on March 23, 2018 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act (Accession No. 0001398344-18-004678). The effectiveness of the Registration Statement of the Fund filed in Post-Effective Amendment No. 126 was previously delayed pursuant to Post-Effective Amendment No. 129, filed on May 21, 2018 (Accession No. 0001398344-18-007847), and Post-Effective Amendment No. 133, filed on June 20, 2018 (Accession No. 0001398344-18-009167).

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 126.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 126.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 126.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 138 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of July, 2018.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	July 20, 2018
William M. Doran

*	Trustee	July 20, 2018
Jon C. Hunt

*	Trustee	July 20, 2018
Thomas P. Lemke

*	Trustee	July 20, 2018
Jay Nadel

*	Trustee	July 20, 2018
Randall S. Yanker

*	President	July 20, 2018
Michael Beattie

*	Treasurer, Controller &	July 20, 2018
Stephen Connors	Chief Financial Officer

* By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux
Attorney-in-Fact